Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Statement of Financial Position [Abstract]
Trade accounts receivable, net of allowance for credit losses	$ 5,206	$ 5,206	$ 1,701
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in Shares)	120,347,463	111,334,959	73,784,645
Common stock, shares outstanding (in Shares)	120,347,463	111,334,959	73,784,645